INVESCO STOCK FUNDS, INC.

          Supplement to Investor Class Prospectus dated August 31, 1999

The existing class of shares of INVESCO Blue Chip Growth Fund, INVESCO Dynamics Fund, INVESCO Endeavor Fund, INVESCO Growth & Income Fund, INVESCO Small Company Growth Fund, INVESCO S&P 500 Index Fund - Class II and INVESCO Value Equity Fund is hereby designated as "Investor Class."

The section of the Prospectus entitled "Investment Goals And Strategies - INVESCO Blue Chip Growth Fund" is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

       The Fund invests primarily in common stocks of large companies that, at the time of purchase, have market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

The section of the Prospectus entitled "Investment Goals And Strategies - INVESCO Dynamics Fund" is amended to (1) delete the second sentence of the first paragraph and (2) substitute the following in its place:

       It primarily invests in common stocks of mid-size companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase - but also have the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

The section of the Prospectus entitled "Investment Goals And Strategies - INVESCO Small Company Growth Fund" is amended to (1) delete the second sentence of the first paragraph and (2) substitute the following in its place:

       Most holdings are in small-capitalization companies - those with market capitalizations under $2 billion at the time of purchase.

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED
      FROM FUND ASSETS

      BLUE CHIP GROWTH FUND
      Management Fee                                        0.55%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)                                  0.27%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)            1.07%
                                                            =====

      DYNAMICS FUND
      Management Fee                                        0.52%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)(4)                               0.30%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         1.07%
                                                            =====

      INVESCO ENDEAVOR FUND
      Management Fee                                        0.75%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)(4)                               0.52%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         1.52%
                                                            =====

      GROWTH & INCOME FUND
      Management Fee                                        0.75%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)(4)                               0.80%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         1.80%
                                                            =====

      SMALL COMPANY GROWTH FUND
      Management Fee                                        0.72%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)(4)                               0.70%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         1.67%
                                                            =====

      S&P 500 INDEX FUND
      Management Fee                                        0.25%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)(4)                               0.53%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         1.03%
                                                            =====

      VALUE EQUITY FUND
      Management Fee                                        0.75%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)(4)                               0.43%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         1.43%
                                                            =====

      (1)Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
      (2)Each Fund's Actual Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian and transfer agency fees were reduced under expense offset arrangements.

      (3)The expense information presented in the table has been restated from the financials to reflect a change in the administrative services and transfer agency fees.
      (4)Certain expenses of Endeavor, Growth & Income, Small Company Growth, S&P 500 Index and Value Equity Funds were absorbed voluntarily by INVESCO pursuant to commitments between those Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, Endeavor Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.51% and 1.51%, respectively, of the Fund's average net assets; Growth & Income Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.52% and 1.52%, respectively, of the Fund's average net assets; Small Company Growth Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.54% and 1.51%, respectively, of the Fund's average net assets; S&P 500 Index Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.13% and 0.63%, respectively, of the Fund's average net assets; and Value Equity Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.31% and 1.31%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remained the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would have been:

                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
      Blue Chip Growth Fund         $  109      $  340      $  590      $1,306
      Dynamics Fund                 $  109      $  340      $  590      $1,306
      INVESCO Endeavor Fund*        $  155      $  480      $  829      $1,813
      Growth & Income Fund*         $  183      $  566      $  975      $2,116
      Small Company Growth Fund     $  170      $  526      $  907      $1,976
      S&P 500 Index Fund            $  105      $  328      $  569      $1,259
      Value Equity Fund             $  146      $  452      $  782      $1,743

      *Annualized

The section of the Prospectus entitled "Risks Associated With Particular Investments Market Risk" is amended to (1) delete the third sentence and (2) substitute the following in its place:

      In general, the securities of large businesses with outstanding securities worth $15 billion or more have less volatility than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the seventh and ninth paragraphs in their entirety, and (2) substitute the following in their place:

      TRENT E. MAY is the co-portfolio manager of Growth & Income Fund and Small Company Growth Fund, lead portfolio manager of Blue Chip Growth Fund and a Chartered Financial Analyst who joined INVESCO in 1996. Trent is also a senior vice president of INVESCO. Before joining us, he was with Munder Capital Management and SunBank Capital Management. He holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

      FRITZ MEYER is the lead portfolio manager of Growth & Income Fund who joined INVESCO in 1996. He is also a vice president of INVESCO. Before joining us, he was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. Fritz holds an M.B.A. from Amos Tuck School
      - Dartmouth College and a A.B. with distinction in Economics from Dartmouth College.

The section of the Prospectus entitled "How To Buy Shares" is amended to (1) add the following sentence at the end of the first paragraph and (2) add the following new subsection after the tenth paragraph:

      If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund
      - Investor Class, a series of INVESCO Money Market Funds, Inc.

      INTERNET TRANSACTIONS. Investors may open new accounts and exchange and redeem shares of any INVESCO Fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to utilize the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a maximum limit of $25,000 on Internet purchase and redemption transactions. Other transaction amounts are discussed in the Prospectuses for the Funds. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

      INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any Fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

The section of the Prospectus entitled "Your Account Services" is amended to add
the  following  new  subsection   after  the  subsection   entitled   "Telephone
Transactions":

      HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

This Supplement supercedes the Supplements dated January 31, 2000, April 1, 2000 and April 17, 2000.

The date of this Supplement is June 1, 2000.

                            INVESCO STOCK FUNDS, INC.

       Supplement to Institutional Class Prospectus dated August 31, 1999

The existing class of shares of INVESCO S&P 500 Index Fund - Class I is hereby designated as "Institutional Class."

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED
      FROM FUND ASSETS

      S&P 500 INDEX FUND
      Management Fee                                  0.25%
      Distribution and Service (12b-1) Fees           None
      Other Expenses(1)(2)(3)                         1.20%
                                                      -----
      Total Annual Fund Operating Expenses(1)(2)(3)   1.45%
                                                      =====

      (1)The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
      (2)The expense information presented in the table has been restated from the financials to reflect a change in the administrative services and transfer agency fees.
      (3)Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.14% and 0.39%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's Institutional Class shares' operating expenses remained the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would have been:

                        1 YEAR          3 YEARS        5 YEARS      10 YEARS
                        $  148          $  459         $  792       $1,735

The date of this Supplement is June 1, 2000.

                            INVESCO STOCK FUNDS, INC.

            Supplement to Class C Prospectus dated February 15, 2000

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      BLUE CHIP GROWTH FUND - CLASS C
      Management Fee                                  0.55%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses                                  0.27%
                                                      -----
      Total Annual Fund Operating Expenses            1.82%
                                                      =====

      DYNAMICS FUND - CLASS C
      Management Fee                                  0.52%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.30%
                                                      -----
      Total Annual Fund Operating Expenses(2)         1.82%
                                                      =====

      INVESCO ENDEAVOR FUND - CLASS C
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.52%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.27%
                                                      =====

      GROWTH & INCOME FUND - CLASS C
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.80%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.55%
                                                      =====

      SMALL COMPANY GROWTH FUND - CLASS C
      Management Fee                                  0.72%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.70%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.42%
                                                      =====

      VALUE EQUITY FUND - CLASS C
      Management Fee                                  0.75%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.43%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.18%
                                                      =====

      (1)Because the Funds' Class C shares pay 12b-1 distribution and service fees which are based on each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
      (2)Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Funds' Class C shares were not offered until February 15, 2000. Certain expenses of the Funds will be absorbed by INVESCO in order to ensure that expenses for Dynamics Fund Class C, Endeavor Fund
         - Class C, Growth & Income Fund - Class C, Small Company Growth Fund - Class C and Value Equity Fund - Class C will not exceed 1.95%, 2.25%, 2.25%, 2.25% and 2.05%, respectively, of each Fund's average net assets attributable to Class C shares pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, Endeavor Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.51% and 2.26%, respectively, of the Fund's average net assets; Growth & Income Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.52% and 2.27%, respectively, of the Fund's average net assets; Small Company Growth Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.54% and 2.26%, respectively, of the Fund's average net assets; and Value Equity Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.31% and 2.06%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Examples" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

      IF SHARES ARE REDEEMED              1 year    3 years   5 years   10 years
      Blue Chip Growth Fund - Class C     $  285    $  573    $  985    $2,137
      Dynamics Fund - Class C             $  285    $  573    $  985    $2,137
      INVESCO Endeavor Fund - Class C     $  330    $  709    $1,215    $2,605
      Growth & Income Fund - Class C      $  358    $  793    $1,355    $2,885
      Small Company Growth Fund - Class C $  345    $  755    $1,291    $2,756
      Value Equity Fund - Class C         $  321    $  682    $1,169    $2,513

      IF SHARES ARE NOT REDEEMED          1 year    3 years   5 years   10 years
      Blue Chip Growth Fund - Class C     $  185    $  573    $  985    $2,137
      Dynamics Fund - Class C             $  185    $  573    $  985    $2,137
      INVESCO Endeavor Fund - Class C     $  230    $  709    $1,215    $2,605
      Growth & Income Fund - Class C      $  258    $  793    $1,355    $2,885
      Small Company Growth Fund - Class C $  245    $  755    $1,291    $2,756
      Value Equity Fund - Class C         $  221    $  682    $1,169    $2,513


The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the fifth and seventh paragraphs in their entirety, and (2) substitute the following in their place:

      TRENT E. MAY is the co-portfolio manager of Growth & Income Fund and Small Company Growth Fund, lead portfolio manager of Blue Chip Growth Fund and a Chartered Financial Analyst who joined INVESCO in 1996. Trent is also a senior vice president of INVESCO. Before joining us, he was with Munder Capital Management and SunBank Capital Management. He holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

      FRITZ MEYER is the lead portfolio manager of Growth & Income Fund who joined INVESCO in 1996. He is also a vice president of INVESCO. Before joining us, he was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. Fritz holds an M.B.A. from Amos Tuck School
      - Dartmouth College and a B.A. with distinction in Economics from Dartmouth College.

This Supplement supercedes the Supplement dated April 17, 2000

The date of this Supplement is June 1, 2000.